Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 10,557	$ 11,225	$ 11,649	$ 21,782	$ 22,782
Interest expense for liabilities carried at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	1,060		806	1,780	1,335
Interest expense for liabilities carried at amortized cost [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 9,497		$ 10,843	$ 20,002	$ 21,447